Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Accrued Expenses and Other Current Liabilities
Accrued compensation	$ 81.3	$ 85.9
Other liabilities	50.1	48.7
Other taxes	31.7	31.9
Payroll taxes	8.0	7.4
Accrued expenses	157.4	152.5
Total accrued expenses and other current liabilities	$ 328.5	$ 326.4